Graubard Miller The Chrysler Building 405 Lexington Avenue NEW YORK, N.Y. 10174-1101 (212) 818-8800
facsimile	direct dial number
(212) 818-8881	(212) 818-8638
email address
jgallant@graubard.com

November 16, 2021

Securities and Exchange Commission

Division of Corporation Finance

Office of Technology

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pivotal Investment Corp III

Form 8-K filed November 15, 2021

File No.: 001-40019

Ladies and Gentlemen:

On behalf of Pivotal Investment Corporation III (the “Company”), we respond as follows to the Staff’s comment letter, dated November 16, 2021, relating to the above-captioned Current Report on Form 8-K. Please note that for the Staff’s convenience, we have recited the Staff’s comment and provided the Company’s response to such comment immediately thereafter.

Form 8-K filed November 15, 2021

Item 4.02 Non-Reliance on Previously Issued Financial Statements or a Related Audit Report or Completed Interim Review, page 2

1.

Please revise your disclosure to include, in accordance with Item 4.02(a)(3), a statement of whether the audit committee, or the board of directors in the absence of an audit committee, or authorized officer or officers, discussed with the registrant’s independent accountant the matters disclosed in the filing.

We have revised the disclosure as requested.

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If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

Sincerely,

/s/ Jeffrey M. Gallant

Jeffrey M. Gallant

cc:	Mr. Kevin Griffin